Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related party transactions

33	Related party transactions

The immediate and ultimate parent company of the group is HSBC Holdings plc, which is incorporated in England and Wales.
Copies of the Group financial statements may be obtained from the below address.
HSBC Holdings plc
8 Canada Square
London E14 5HQ
IAS 24 ‘Related party disclosures’ defines related parties as including the parent, fellow subsidiaries, associates, joint ventures, post-employment benefit plans for HSBC employees, Key Management Personnel (‘KMP’) of the group and its ultimate parent company, close family members of the KMP and entities which are controlled, jointly controlled or significantly influenced by the KMP or their close family members.
Particulars of transactions between the group and the related parties are tabulated below. The disclosure of the year-end balance and the highest amounts outstanding during the year are considered to be the most meaningful information to represent the amount of the transactions and outstanding balances during the year.
Key Management Personnel
The KMP of the bank are defined as those persons having authority and responsibility for planning, directing and controlling the activities of the bank. They include the Directors and certain senior executives of the bank, directors and certain members of the Group Executive Committee of HSBC Holdings plc, to the extent they have a role in directing the affairs of the bank.
The emoluments of those KMP who are not Directors or senior executives of the bank are paid by other Group companies who make no recharge to the bank. Accordingly, no emoluments in respect of these KMP are included in the following disclosure.
The tables below represent the compensation for KMP (directors and certain senior executives) of the bank in exchange for services rendered to the bank for the period they served during the year.

Compensation of Key Management Personnel
	2022	2021	2020
	£000	£000	£000
Short-term employee benefits[1,2]	13,487	13,678	3,865
Post-employment benefits	69	46	19
Other long-term employee benefits	1,152	1,378	429
Share-based payments	4,234	4,331	586
Year ended 31 Dec	18,942	19,433	4,899
1    Includes fees paid to non-executive Directors.
2    2022 includes payment of £600,000 (2021: £2,091,617) relating to compensation for loss of employment.

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2022		2021
	Balance at 31 Dec	Highest amounts outstanding during year[2]	Balance at 31 Dec	Highest amounts outstanding during year
	£m	£m	£m	£m
Key Management Personnel[1]
Advances and credits	—	—	0.03	0.08
Deposits	21	32	11	18
1    Includes close family members and entities which are controlled or jointly controlled by KMP of the bank or their close family members.
2    Exchange rate applied for non-GBP amounts is the average for the year.

The above transactions were made in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing or, where applicable, with other employees. The transactions did not involve more than the normal risk of repayment or present other unfavourable features.
In addition to the requirements of IAS 24, particulars of advances (loans and quasi-loans), credits and guarantees entered into by the group with Directors of HSBC Bank plc are required to be disclosed pursuant to section 413 of the Companies Act 2006. Under the Companies Act, there is no requirement to disclose transactions with other KMP. During the course of 2022, there were no advances, credits and guarantees entered into by the group with Directors of HSBC Bank plc.
Other related parties
Transactions and balances during the year with KMP of the bank’s ultimate parent company
During the course of 2022, there were no transactions and balances between KMP of the bank’s ultimate parent company, who were not considered KMP of the bank, in respect of advances and credits, guarantees and deposits.
Transactions and balances during the year with associates and joint ventures
During the course of 2022, there were no transactions and balances with associates and joint ventures, in respect of loans, deposits, guarantees and commitments.

The group’s transactions and balances during the year with HSBC Holdings plc and subsidiaries of HSBC Holdings plc
	2022				2021
	Due to/from HSBC Holdings plc		Due to/from subsidiaries of HSBC Holdings plc		Due to/from HSBC Holdings plc		Due to/from subsidiaries of HSBC Holdings plc
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets	62	17	7,074	848	108	19	4,702	1,360
Derivatives	7,196	5,714	39,341	27,473	2,002	787	25,566	21,862
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6	5	28	25	7	6	29	27
Loans and advances to banks	—	—	6,237	5,585	—	—	4,890	3,173
Loans and advances to customers	183	—	496	424	—	—	490	329
Financial investments	154	136	—	—	172	154	—	—
Reverse repurchase agreements – non-trading	—	—	6,150	4,341	—	—	2,332	1,690
Prepayments,accrued income and other assets	1,263	21	11,591	8,389	1,540	1,262	9,853	4,784
Total related party assets at 31 Dec	8,864	5,893	70,917	47,085	3,829	2,228	47,862	33,225
Liabilities
Trading liabilities	45	21	522	91	158	23	116	82
Financial liabilities designated at fair value	1,162	593	—	—	1,181	1,162	1,201	—
Deposits by banks	—	—	6,034	3,310	—	—	6,659	2,261
Customer accounts	6,202	4,315	3,149	1,551	2,364	1,875	3,428	3,149
Derivatives	4,345	2,680	43,384	30,997	3,443	2,074	26,152	22,133
Subordinated liabilities	12,115	12,115	—	—	9,485	9,251	10,421	—
Repurchase agreements – non-trading	—	—	5,811	5,738	—	—	6,162	1,841
Provisions, accruals, deferred income and other liabilities	3,357	3,161	10,816	4,864	189	179	8,057	3,826
Total related party liabilities at 31 Dec	27,226	22,885	69,716	46,551	16,820	14,564	62,196	33,292
Guarantees and commitments	—	—	4,762	3,383	—	—	2,622	2,061

The group’s transactions and balances during the year with HSBC Holdings plc and subsidiaries of HSBC Holdings plc (continued)
	Due to/from HSBC Holdings plc			Due to/from subsidiaries of HSBC Holdings plc
	2022	2021	2020	2022	2021	2020
	£m	£m	£m	£m	£m	£m
Income statement
Interest income	3	4	5	178	32	55
Interest expense[1]	307	50	(55)	162	58	256
Fee income	9	8	13	74	61	55
Fee expense	—	—	—	382	357	389
Trading income	—	—	—	53	2	2
Trading expense	—	—	—	2	—	2
Other operating income	1	7	30	149	236	365
General and administrative expenses	65	143	126	2,387	2,110	2,077
12020 negative balance relates to net impact of fixed-for-floating-interest-rate swaps which the group has entered into to manage the movements in market interest rates on certain fixed rate financial liabilities.
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Post-employment benefit plans
The HSBC Bank (UK) Pension Scheme (the ‘Scheme’) entered into swap transactions with the bank to manage the inflation and interest rate sensitivity of the liabilities. At 31 December 2022, the gross notional value of the swaps was £5,449m (2021: £5,490m), the swaps had a positive fair value of £424m to the bank (2021: positive fair value of £766m) and the bank had delivered collateral of £425m (2021: £775m) to the Scheme in respect of these swaps. All swaps were executed at prevailing market rates and within standard market bid/offer spreads.